Note 15 - Finance Income and Finance Cost (Details Textual)	Apr. 30, 2021
Zimbabwe Electricity Supply Authority (“ZESA”) [member]
Statement Line Items [Line Items]
Foreign currency allocation, paid to counterparty, percentage	60.00%